CASH FLOW STATEMENTS - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jan. 01, 2020	Dec. 31, 2019	[1]
Disclosure of cash flow statement [Abstract]
Cash and balances at central banks	£ 72,005	£ 54,279		£ 49,888
Less: mandatory reserve deposits	(1,935)	(2,007)		(1,736)
Bank balances at central banks other than mandatory reserve deposits	70,070	52,272		48,152
Loans and advances to banks	11,913	7,474		5,950
Less amounts with a maturity of three months or more	(6,782)	(3,786)		(2,480)
Loans and advances to banks current	5,131	3,688		3,470
Total cash and cash equivalents	£ 75,201	£ 55,960	[1]	£ 51,622	[1]	£ 40,296	£ 40,296

[1]	Restated, see page F-14.